Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

May 3, 2009


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     RYDEX DYNAMIC FUNDS (FILE NOS. 333-84797 AND 811-09525)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of Rydex Dynamic Funds (the "Trust") that the Prospectuses and Statement of Additional Information dated May 1, 2010 that would have been filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 19 to the Trust's registration statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0000950123-10-042018 on April 30, 2010.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
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W. John McGuire